Premises and Equipment	12 Months Ended
Mar. 31, 2015
Property Plant And Equipment [Abstract]
Premises and Equipment

Note 4 - Premises and Equipment

	March 31,
	2015	2014
	(In Thousands)
Land and land improvements	$3,561	$3,561
Buildings and improvements	7,050	7,043
Furnishings and equipment	3,170	3,023
Leasehold improvements	589	599
	14,370	14,226
Accumulated depreciation and amortization	(7,262)	(6,829)
	$7,108	$7,397

Note 4 - Premises and Equipment (Continued)

Rental expenses related to the occupancy of leased premises, including property taxes and common area maintenance totaled approximately $568,000, $602,000 and $538,000 for the years ended March 31, 2015, 2014 and 2013, respectively. The Bank leases six building spaces. Some operating leases contain renewal options and provisions requiring the Bank to pay property taxes and operating expenses over base amounts. At March 31, 2015, the minimum obligation under all non-cancellable lease agreements, which expire through September 30, 2025, for each of the years ended March 31 is as follows:

Amount
(In Thousands)
2016	$518
2017	551
2018	451
2019	293
2020	213
2021-2026	483
$2,509